CONSOLIDATED STATEMENTS OF CHANGES IN TOTAL EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common stocks [Member]	Capital in Excess of Stated Value [Member]	Accumulated Other Comprehensive Loss [Member]	Retained Earnings [Member]	Non-controlling Interests [Member]
Beginning Balance at Dec. 31, 2010	$ 1,507,693	$ 7,175	$ 441,328	$ (292,867)	$ 1,336,155	$ 15,902
Beginning Balance, Shares at Dec. 31, 2010		100,510,000
Net income	218,044				217,517	527
Other comprehensive income/(loss):
Translation gain (loss)	(39,051)			(38,962)		(89)
Defined benefit plan adjustment	(127,798)			(127,798)
Derivative financial instruments	(672)			(672)
Other comprehensive loss	(167,521)			(167,432)		(89)
Dividends	(116,237)				(116,237)
Issuance of stock awards	26,487		26,487
Issuance of stock awards, Shares		1,100,000
Shares repurchased	(49,442)		(49,442)
Shares repurchased, Shares		(1,399,000)
Stock-based compensation	12,102		12,102
Purchase of noncontrolling interest	(5,718)		(2,991)			(2,727)
Ending Balance at Dec. 31, 2011	1,425,408	7,175	427,484	(460,299)	1,437,435	13,613
Ending Balance, Shares at Dec. 31, 2011		100,211,000
Net income	196,120				196,010	110
Other comprehensive income/(loss):
Translation gain (loss)	25,016			24,511		505
Defined benefit plan adjustment	(41,498)			(41,498)
Derivative financial instruments	1,460			1,460
Other comprehensive loss	(15,022)			(15,527)		505
Dividends	(121,300)				(121,300)
Issuance of stock awards	13,324		13,324
Issuance of stock awards, Shares		763,000
Shares repurchased	(4,167)		(4,167)
Shares repurchased, Shares		(127,000)
Stock-based compensation	8,851		8,851
Ending Balance at Dec. 31, 2012	1,503,214	7,175	445,492	(475,826)	1,512,145	14,228
Ending Balance, Shares at Dec. 31, 2012	100,847,000	100,847,000
Net income	220,395					1,282
Other comprehensive income/(loss):
Translation gain (loss)	(29,308)			(28,386)		(922)
Defined benefit plan adjustment	139,227			139,227
Derivative financial instruments	6,465			6,465
Other comprehensive loss	116,384			117,306		(922)
Dividends	(126,366)				(126,366)
Issuance of stock awards	27,465		27,465
Issuance of stock awards, Shares		2,008,000
Shares repurchased	(27,239)		(27,239)
Shares repurchased, Shares		(708,000)
Stock-based compensation	11,472
Ending Balance at Dec. 31, 2013	$ 1,725,325	$ 7,175	$ 457,190	$ (358,520)	$ 1,604,892	$ 14,588
Ending Balance, Shares at Dec. 31, 2013	102,147,000	102,147,000